Derivative Financial Instruments - Summary of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Settlement date	2022 years
Derivative financial instrument assets and liability	$ (0.3)	$ (2.4)
Other derivatives [member] | Currency risk [member] | Settlement 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2021 years
Derivative financial instrument assets and liability	$ 0.3	(4.0)
Other derivatives [member] | Currency risk [member] | Settlement 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2022 years
Derivative financial instrument assets and liability		0.3
Other derivatives [member] | Interest rate risk [member] | Settlement 2027 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2027 years
Derivative financial instrument assets and liability	$ (9.7)
Currency swap contract [member] | Equity investments [member] | Currency risk [member] | Settlement 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	$ 7.1	(0.1)
Real expenses [member] | Currency swap contract [member] | Currency risk [member] | Settlement 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2021 years
Export financing [member] | Equity investments [member] | Interest rate risk [member] | Settlement 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2022 years
Export financing [member] | Equity investments [member] | Exchange and currency risk rate [member] | Settlement 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2022 years
Derivative financial instrument assets and liability	$ 1.4
Export financing [member] | Interest swap [member] | Interest rate risk [member] | Settlement 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	$ (0.1)
Project development expense [member] | Interest swap [member] | Interest rate risk [member] | Settlement 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2023 years
Derivative financial instrument assets and liability	$ 0.8	1.5
Acquisition of property plant and equipment [member] | Other derivatives [member] | Interest rate risk [member] | Settlement 2024 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2024 years
Derivative financial instrument assets and liability	$ (0.1)	(0.1)
Hedged item [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	(9.5)	(3.8)
Derivatives designated as hedge accounting [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	$ 9.2	$ 1.4